Diane N. Ledger,
CLU
Vice President
Variable Regulatory Compliance
Law Department
(949) 219-3743 Telephone
(949) 219-6952 Facsimile
dledger@pacificlife.com

July 27, 2004

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Pacific Select Variable Annuity
Individual flexible premium variable accumulation deferred annuity
File No. 033-32704
Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company
File Number 811-05980

Dear Sir or Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933 (“1933 Act”), as amended, we hereby certify on behalf of Pacific Life Insurance Company (“Pacific Life”) and Pacific Select Variable Annuity Separate Account (“Separate Account”) of Pacific Life, that the form of Supplement for Pacific Select Variable Annuity individual flexible premium variable accumulation deferred annuity contract (File No. 033-32704) that would have been filed under Rule 497 (c) does not differ from that contained in the Separate Account’s Post Effective Amendment No. 28 on form N-4 which was filed electronically with the Commission on July 23, 2004.

Very truly yours,

/s/ Diane N. Ledger

Diane N. Ledger

700 Newport Center Drive, Newport Beach, California 92660